Restatement	3 Months Ended
Mar. 31, 2023
Restatements [Abstract]
Restatement

Note 2 — Restatement

For the three months ended March 31, 2022, the Company restated its results due to the following correction of errors.

A.     For the three months ended March 31, 2022, it was determined that the Company did not properly account for its agreement with its advisor. The advisor agreement, as discussed in note 4, Commitments and Licensing Fee, required the Company to compensate its advisor for financing transactions, including initial public offering and pre-initial public offering financings in the form of a cash commission and warrants and for various out-of-pocket costs. As previously reported, the Company did not record these expenses.

For the period ending March 31, 2022, the effects of recording the advisor agreement in 2021 were as follows:

a)      Interest expense increased by $ 139,439 due to the amortization of the deferred debt discounts relating to the Company’s 2021 convertible notes offerings.

b)      Selling Agent and Advisor warrants issuable to advisor has increased for the estimated number of warrants, 78,292.

c)      The impact on EPS loss was to increase the EPS loss from $(0.35) to $(0.37), or by $(0.02).

B.      For the three months ended March 31, 2022, the Company re-evaluated the classifications of the statement of operation and restated the expenses on the statement of operations in accordance with Rule 5-03(b) of Regulation S-X. As a result of this re-evaluation:

•        Employee expenses, including share-based compensation were allocated to

a.      cost of sales,

b.      technology and development, and

c.      sales, general and administrative, and

•        Amortization of the capitalized software development costs was allocated to cost of sales.

•        There was no effect on loss from operations, other (income) expenses, net loss or net loss per share.

C.     The table below summarizes the effects of the restatement on the financial statements for all periods being restated:

	As Previously reported	Adjustments, net	Restated Amounts
Statements of Shareholders’ Equity (Deficit) as of March 31, 2022

Additional Paid in Capital	39,170,551	1,114,043	40,284,594

Retained earnings	(44,513,616)	(1,386,102)	(45,899,718)

Total shareholders’ (deficit)	(5,342,019)	(272,059)	(5,614,078)

Amount of selling agent and advisor warrants	260,361	191,169	69,192
	As Previously reported	Adjustments, net	Restated Amounts
Statement of Operations for the period March 31, 2022

Net revenues	485,065		485,065
Cost of Sales	—	—	—
Cost of Sales	—	(288,281)	(288,281)
Gross Margin	485,065		773,346

Operating expenses
Technology and development	230,865	127,433	358,298
Selling, general and administrative	2,328,120	602,941	2,931,061
Depreciation and amortization	50,380	(49,145)	1,235
Share-based compensation	969,510	(969,511)

Total operating expenses	3,578,875	(288,282)	3,290,593

Interest expense	556,395	139,439	695,834
Loss before provision for income taxes	(3,650,205)	(139,440)	(3,789,645)
	—	—	—
Provision for income taxes	—	—	—
	—	—	—
Net loss	(3,650,205)	(139,440)	(3,789,645)

Net loss per share – basic and diluted	(0.35)	(0.02)	(0.37)

Statements of Cash Flows for the three month period ended March 31, 2022

Cash flows from operating activities
Net loss	(3,650,204)	(139,441)	(3,789,645)
Adjustments to reconcile net income to net cash
provided by operating activities:
Debt discount amortization	376,986	139,439	516,425

A.     For period ended March, 31, 2022, it was determined that the Company did not properly account for its agreement with its advisor. The advisor agreement, as discussed in note 4, Commitments and Licensing Fee, required the Company to compensate its advisor for financing transactions, including initial public offering and pre-initial public offering financings in the form of a cash commission and warrants and for various out-of-pocket costs. As previously reported, the Company did not record these expenses.